Fair Value Measurements - Impairments Associated with Certain Assets Measured at Fair Value on Nonrecurring Basis within Level 3 of Fair Value Hierarchy - Additional Information (Detail)
Mcfe in Millions, $ in Millions
		12 Months Ended
		Dec. 31, 2015 USD ($) $ / Mcfe		Dec. 31, 2014 USD ($) Mcfe $ / Mcfe		Dec. 31, 2013 USD ($) Mcfe $ / Mcfe
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of producing properties and costs of acquired unproved reserves		$ 880		$ 11		$ 365
Impairment of producing properties and costs of acquired unproved reserves	[1]	$ 0		$ 15		$ 772
Weighted average natural gas price | $ / Mcfe		2.32		4.34		3.63
Unproved leasehold property impairment, amortization and expiration		$ 54		$ 74		$ 402
Impairment of producing properties and costs of acquired unproved reserves (Note 4)		2,308	[2]	20	[3]	1,055	[4]
Unproved Leasehold Property Impairment		26	[2]	0	[3]	317	[4]
Equity method investment (Note 4)		0	[2]	0	[3]	20	[4]
Asset Impairment Charges Including Discontinued Operations		2,334		20		1,392
Piceance Basin [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of producing properties and costs of acquired unproved reserves		2,308
Unproved leasehold property impairment, amortization and expiration		$ 26
Green River Basin
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment Charge				$ 11
Green River Basin | Proved Properties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted average natural gas price | $ / Mcfe				4.77
Green River Basin | Producing Properties [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of discount rate after-tax				9.00%
Green River Basin | Undeveloped Properties [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of discount rate after-tax				11.00%
Green River Basin | Minimum | Proved Properties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proved reserve quantities of gas equivalent | Mcfe				23.0
Appalachian Basin
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment Charge Including Equity Method Investment						792
Impairment Charge						772
Unproved leasehold property impairment, amortization and expiration						$ 317
Appalachian Basin | Proved Properties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted average natural gas price | $ / Mcfe						3.60
Percentage of discount rate after-tax						11.00%
Appalachian Basin | Minimum | Proved Properties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proved reserve quantities of gas equivalent | Mcfe						299.0
Powder River Basin
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment Charge						$ 107
Impairment of producing properties and costs of acquired unproved reserves						$ 85
Powder River Basin | Proved Properties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted average natural gas price | $ / Mcfe						3.53
Percentage of discount rate after-tax						11.00%
Powder River Basin | Probable Reserves | Unproved Properties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of discount rate after-tax						15.00%
Powder River Basin | Possible Reserves | Unproved Properties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of discount rate after-tax						18.00%
Powder River Basin | Minimum | Proved Properties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proved reserve quantities of gas equivalent | Mcfe						294.0
Piceance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of producing properties and costs of acquired unproved reserves						$ 88
Piceance | Probable Reserves
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of discount rate after-tax						13.00%
Piceance | Possible Reserves
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of discount rate after-tax						15.00%
Other Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of producing properties and costs of acquired unproved reserves				$ 9

[1]	Excludes related impairments of unproved leasehold included in exploration expenses.
[2]	As a result of our impairment assessment in 2015, we recorded the following significant impairment charges, including those reported in discontinued operations, for which the fair value measured for these properties at December 31, 2015 was estimated to be approximately $880 million: •$2,308 million impairment charge related to natural gas-producing properties in the Piceance Basin, reported in discontinued operations. Significant assumptions in valuing these properties included estimated cash flows from a potential divestment.•$26 million impairment charge on our unproved leasehold acreage in the Piceance Basin, reported in discontinued operations, as a result of the impairment of the producing properties in conjunction with a potential divestment.
[3]	As a result of our impairment assessment in 2014, we recorded the following significant impairment charges, including those reflected in discontinued operations, for which the fair value measured for these properties at December 31, 2014 was estimated to be approximately $11 million:•$11 million impairment charge related to natural gas-producing properties in the Green River Basin. Significant assumptions in valuing these properties included proved reserves quantities of more than 23.0 billion cubic feet of gas equivalent, forward weighted average prices averaging approximately $4.77 per Mcfe for natural gas (adjusted for locational differences), natural gas liquids and oil, and an after-tax discount rates of 9 percent and 11 percent.•$9 million of impairment charges related to costs of acquired unproved reserves and other insignificant producing properties
[4]	As a result of our impairment assessment in 2013, we recorded the following significant impairment charges, including those reflected in discontinued operations, for which the fair value measured for these properties at December 31, 2013 was estimated to be approximately $365 million:•$792 million impairment charge related to natural gas producing properties and an equity method investment in the Appalachian Basin. Significant assumptions in valuing these properties included proved reserves quantities of more than 299 billion cubic feet of gas equivalent, forward weighted average prices averaging approximately $3.60 per Mcfe for natural gas (adjusted for locational differences), and an after-tax discount rate of 11 percent.•$317 million impairment charge on our unproved leasehold acreage in the Appalachian Basin as a result of the impairment of the producing properties. Significant assumptions included estimates of the value per acre based on our recent transactions and those transactions observed in the market.•$107 million impairment charge related to natural gas producing properties in the Powder River Basin, reported in discontinued operations. Significant assumptions in valuing these properties included proved reserves quantities of more than 294 billion cubic feet of gas equivalent, forward weighted average prices averaging approximately $3.53 per Mcfe for natural gas (adjusted for locational differences), and an after-tax discount rate of 11 percent.•$88 million impairment charge related to acquired unproved reserves in the Piceance Basin, reported in discontinued operations. Significant assumptions in valuing these unproved reserves included evaluation of probable and possible reserves quantities, expectation for market participant drilling plans, forward natural gas (adjusted for locational differences) and natural gas liquids prices, and an after-tax discount rate of 13 percent and 15 percent for probable and possible reserves, respectively.•$85 million impairment charge related to acquired unproved reserves in the Powder River Basin reported in discontinued operations. Significant assumptions in valuing these unproved reserves included evaluation of probable and possible reserves quantities, expectation for market participant drilling plans, forward natural gas (adjusted for locational differences) and natural gas liquids prices, and an after-tax discount rate of 15 percent and 18 percent for probable and possible reserves, respectively.